ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of Accounts Payable and Accrued Expenses

	June 30, 2014	December 31, 2013
	(unaudited)

Accounts payable	$27,672	$19,638
Payroll related liabilities	4,491	26,069
Other current liabilities	31,505	4,803

	$63,668	$50,510

Due to Related Parties	$-	$16,175

	2013	2012

Accounts payable	$19,638	$67,403
Payroll related liabilities	26,069	5,869
Other current liabilities	4,803	16,776

Total Accrued Payable and Accrued Expenses	$50,510	$90,048

Due to Related Parties	$16,175	$13,560